REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of revision of balance sheet
	As Reported	Adjustment	As Adjusted
Audited Balance Sheet as of March 31, 2021
Additional paid in capital	$(3,115,509)	$3,115,509	$—
Retained earnings	$8,114,967	$(3,115,509)	$4,999,458
Total shareholders’ equity	$5,000,002	$—	$5,000,002

Audited Statement of Changes in Shareholders’ Equity as of March 31, 2021
Additional paid-in capital	$(3,115,509)	$3,115,509	$—
Retained earnings	$8,114,967	$(3,115,509)	$4,999,458
Total shareholders’ equity	$5,000,002	$—	$5,000,002

	As Previously Reported	Adjustment	As Revised
Balance Sheet at February 2, 2021
Warrant Liability	$—	$17,077,500	$17,077,500
Total Liabilities	214,710	17,077,500	17,077,500

Common stock subject to possible redemption	168,253,860	(17,077,500)	151,176,360
Class A common stock	42	171	213
Additional paid-in capital	6,925,294	1,586,454	5,338,840
Accumulated deficit	$(1,925,928)	$(1,586,625)	$(339,303)